Description Of The Business And Summary Of Significant Accounting Policies (Reconciliation Of The Weighted-Average Shares Used In Basic And Diluted Earnings Per Share Computations) (Details)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Weighted-average shares - basic	230.9	229.4	192.2
Potentially dilutive share options	0.2	0.3	0.4
Weighted-average shares - diluted	231.1	229.7	192.6